TABLE OF CONTENTS

      USAA FAMILY OF FUNDS                                              1
      MESSAGE FROM THE PRESIDENT                                        2
      INVESTMENT REVIEW                                                 4
      MESSAGE FROM THE MANAGERS                                         5
      FINANCIAL INFORMATION
         Distributions to Shareholders                                  9
         Independent Auditors' Report                                  10
         Portfolio of Investments                                      11
         Notes to Portfolio of Investments                             33
         Statement of Assets and Liabilities                           34
         Statement of Operations                                       35
         Statements of Changes in Net Assets                           36
         Notes to Financial Statements                                 37









IMPORTANT INFORMATION

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

    USAA Investment Management Company
    Attn: Report Mail
    9800 Fredericksburg Road
    San Antonio, TX 78284-8916

or phone a mutual fund representative at 1-800-531-8448 during business hours.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA GROWTH STRATEGY FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (IMCO). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH GIVES FURTHER DETAILS ABOUT THE FUND.

USAA WITH THE EAGLE IS REGISTERED IN THE U.S. PATENT & TRADEMARK OFFICE. (COPYRIGHT)2000, USAA. ALL RIGHTS RESERVED.









USAA FAMILY OF FUNDS SUMMARY

         FUND                                             MINIMUM
       TYPE/NAME                     VOLATILITY          INVESTMENT
       ---------                     ----------          ----------

 CAPITAL APPRECIATION
===============================================================================
 Aggressive Growth                 Very high               $3,000
 Emerging Markets                  Very high                3,000
 First Start Growth(Registered
   Trademark)                      Moderate to high         3,000
 Gold                              Very high                3,000
 Growth                            Moderate to high         3,000
 Growth & Income                   Moderate                 3,000
 International                     Moderate to high         3,000
 S&P 500(Registered Trademark)
  Index                            Moderate                 3,000
 Science & Technology              Very high                3,000
 Small Cap Stock                   Very high                3,000
 World Growth                      Moderate to high         3,000

 ASSET ALLOCATION
===============================================================================
 Balanced Strategy                 Moderate                $3,000
 Cornerstone Strategy              Moderate                 3,000
 Growth and Tax
  Strategy                         Moderate                 3,000
 Growth Strategy                   Moderate to high         3,000
 Income Strategy                   Low to moderate          3,000

 INCOME - TAXABLE
===============================================================================
 GNMA(Registered Trademark)        Low to moderate         $3,000
 High-Yield Opportunities          High                     3,000
 Income                            Moderate                 3,000
 Income Stock                      Moderate                 3,000
 Intermediate-Term Bond            Low to moderate          3,000
 Short-Term Bond                   Low                      3,000

 INCOME - TAX EXEMPT
===============================================================================
 Long-Term                         Moderate                $3,000
 Intermediate-Term                 Low to moderate          3,000
 Short-Term                        Low                      3,000
 State Bond Income                 Moderate                 3,000

 MONEY MARKET
===============================================================================
 Money Market                      Very low                $3,000
 Tax Exempt
  Money Market                     Very low                 3,000
 Treasury Money
  Market Trust(Registered
  Trademark)                       Very low                 3,000
 State Money Market                Very low                 3,000
-------------------------------------------------------------------------------

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, WHICH ARE DISCUSSED IN THE FUNDS' PROSPECTUSES.

S&P 500(REGISTERED TRADEMARK)IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

THE INVESTART(REGISTERED TRADEMARK) PROGRAM IS AVAILABLE FOR INVESTORS WITHOUT THE $3,000 INITIAL INVESTMENT REQUIRED TO OPEN AN IMCO MUTUAL FUND ACCOUNT. A MUTUAL FUND ACCOUNT CAN BE OPENED WITH NO INITIAL INVESTMENT IF YOU ELECT TO HAVE MONTHLY AUTOMATIC INVESTMENTS OF AT LEAST $50 FROM A BANK ACCOUNT. INVESTART IS NOT AVAILABLE ON TAX-EXEMPT FUNDS OR THE S&P 500 INDEX FUND. THE MINIMUM INITIAL INVESTMENT FOR IRAs IS $250, EXCEPT FOR THE $2,000 MINIMUM REQUIRED FOR THE S&P 500 INDEX FUND. IRAs ARE NOT AVAILABLE FOR TAX-EXEMPT FUNDS. THE GROWTH AND TAX STRATEGY FUND IS NOT AVAILABLE AS AN INVESTMENT FOR YOUR IRA BECAUSE THE MAJORITY OF ITS INCOME IS TAX EXEMPT.

CALIFORNIA, FLORIDA, NEW YORK, TEXAS, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY.

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL 1-800-531-8181 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.









MESSAGE FROM THE PRESIDENT



[PHOTOGRAPH OF PRESIDENT AND VICE CHAIRMAN OF THE BOARD, MICHAEL J.C. ROTH, CFA, APPEARS HERE]

--------------------------------------------------------------------------------
THE FIRST FIVE MONTHS OF 2000 WERE AS FASCINATING AND CHALLENGING A PERIOD AS INVESTORS HAVE SEEN IN A LONG TIME. IT WAS FRAMED BY TWO EVENTS THAT WERE STUNNINGLY OPPOSITE TO ONE ANOTHER.
--------------------------------------------------------------------------------

The more notable of the two was the precipitous drop of the NASDAQ Index. This market gauge is dominated by the tech stocks which created the stupendous returns of 1999. Many mutual funds could boast triple-digit returns for 12-month periods, and the valuation of tech stocks in general reached undreamt-of levels. More traditional investors struggled with the triple-digit price/earnings ratios of the techs, and the retort was that this was the new economy. Then, about three months into 2000, the trend cracked. The NASDAQ began falling, and it fell hard. There were numerous drops of 5% or more in a day, very severe for an entire index.

The second event was at the opposite end of the investment spectrum. Most people were highly aware that the Federal Reserve (the Fed) was getting serious about inflation and was raising interest rates. Therefore, bonds were a bad investment? Wrong!

The Fed indeed raised short-term rates more than once. But something else was happening. The federal government continued to run a budget surplus, and that surplus has begun to be applied to the national debt. The Treasury began to retire its 30-year bond. The effect was that by early June the six-month Treasury bill yielded over 6.30%, but the 30-year bond, which had long been the benchmark for the entire bond market, had a yield of 5.91%. Not only could you get a higher rate of interest investing for 180 days instead of 30 years, but if you happened to already own the 30-year bond, you received the benefit of a run-up in its price.

In May The Wall Street Journal reported that one of the world's foremost hedge funds had suspected that tech stocks would drop, but missed the opportunity to get out ahead of the event.

And there was no forewarning of what happened in the bond market. Once again, at a pair of major market turns most investors were surprised. And that is why we continue to believe that a well-allocated portfolio, set up before the fact, is an excellent way to approach investing.

Sincerely,


Michael J.C. Roth, CFA
President and
Vice Chairman of the Board




FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.









INVESTMENT REVIEW

USAA GROWTH STATEGY FUND

OBJECTIVE: High total return, with reduced risk over time, through an asset allocation strategy that emphasizes capital appreciation and gives secondary emphasis to income.

TYPES OF INVESTMENTS: Invests principally in large-cap stocks, small-cap stocks, international stocks, bonds, and money market instruments.

--------------------------------------------------------------------------------
                                            5/31/00              5/31/99
--------------------------------------------------------------------------------
  Net Assets                            $314.9 Million       $258.8 Million
  Net Asset Value Per Share                 $15.59               $14.70
--------------------------------------------------------------------------------
 Average Annual Total Returns as of 5/31/00
--------------------------------------------------------------------------------
            1 YEAR                         SINCE INCEPTION ON 9/1/95
            16.17%                                  15.03%
--------------------------------------------------------------------------------

TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


                       CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Growth Strategy Fund to the S&P 500 Index for the period of 9/01/95 through 5/31/00. The data points from the graph are as follows:


               USAA Growth          S&P 500
              Strategy Fund          Index
              -------------         -------

09/01/95       $10,000              $10,000
11/30/95        10,330               10,840
05/31/96        12,776               12,117
11/30/96        12,999               13,858
05/31/97        13,764               15,684
11/30/97        14,381               17,809
05/31/98        15,432               20,493
11/30/98        15,349               22,026
05/31/99        16,738               24,803
11/30/99        18,547               26,628
05/31/00        19,444               27,399

DATA SINCE INCEPTION ON 9/1/95 THROUGH 5/31/00.


THE GRAPH ILLUSTRATES THE COMPARISON OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA GROWTH STRATEGY FUND TO THE S&P 500 INDEX, AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.









MESSAGE FROM THE MANAGERS



[PHOTOGRAPH OF PORTFOLIO MANAGERS FROM LEFT TO RIGHT: KEVIN P. MOORE, (INTERNATIONAL STOCKS); JOHN K. CABELL, JR. CFA (SMALL-CAP STOCKS); ERIC M. EFRON, CFA (SMALL-CAP STOCKS); DAVID G. PARSONS, CFA (ALLOCATION MANAGER AND LARGE-CAP STOCKS); PAMELA BLEDSOE NOBLE, CFA (MONEY MARKET INSTRUMENTS); PAUL H. LUNDMARK, CFA (BONDS); AND ALBERT C. SEBASTIAN, CFA (INTERNATIONAL STOCKS) APPEARS HERE.]


FUND PERFORMANCE AND OVERVIEW

The USAA Growth Strategy Fund's total return for the one-year period ending May 31, 2000, was 16.17%, which compares favorably against the Lipper Flexible Portfolio Fund Average of 8.43% and against the S&P 500 Index return of 10.47%. The two best performing sectors of the Fund were large-cap U.S. stocks and international stocks. U.S. small-cap stocks were up, in line with the S&P 600 SmallCap Index. While the bond sector performed well versus its Lipper peers, fixed income returns generally did not keep pace with equity returns for this period. When the year is reviewed as a whole, each of these sectors benefited from strong economic conditions that persist worldwide.

LARGE-CAPITALIZATION STOCKS

The large-capitalization equity portion of the Fund had a good fiscal year. The main driver of this performance was the technology sector. Our holdings in Dell, Hewlett-Packard, Cisco, Texas Instruments, Intel, Oracle, and Applied Materials each outperformed the market. Our weak performers in the group were Lucent, Microsoft, and America Online. Overall, health care was also a positive contributor to the Fund's performance. Pfizer, Pharmacia, Amgen, Medtronic, and Merck each had a strong year, while Bristol-Myers, Guidant, and American Home were weak. A further area of strength was the financial sector. Bank of New York, Northern Trust, State Street, Wells & Fargo, American Express, Morgan Stanley Dean Witter, Lehman, AIG, and Marsh & McLennan performed well. In contrast, our weak stocks in this sector were Bank One, First Union, National City, J.P. Morgan, Freddie Mac, Schwab, E-Trade, and Franklin Resources.

The two sectors that did not do well were basic materials and telephones. Dow, Du Pont, International Paper, AT&T, SBC Communications, and WorldCom were all down for the year.

As usual, the two main factors driving the stock market up and down are the direction of interest rates and the strength of the economy. The intention of the Federal Reserve (the Fed) at present is to raise interest rates to that point which slows the economy to a sustainable, noninflationary rate of growth. The danger is that the Fed will raise interest rates so high that the economy is not only slowed but put into reverse. So far, the present chairman of the Fed has proven himself to be a nimble manager of inflation and the economy. We believe he will probably pull off a soft landing again. If so, the stock market may continue to perform well.

SMALL-CAPITALIZATION STOCKS

The small-capitalization category of the Fund invests in companies with market capitalizations equal to or lower than the largest market capitalization stock in the Standard & Poor's 600 SmallCap Index. We believe that the companies that we invest in have the potential for rapid earnings growth, are innovative, and are well positioned to take advantage of long-term social and economic trends.

During the year ended May 31, 2000, the small-capitalization category benefited from strong returns in its technology holdings, particularly in the Internet and semiconductor industries. Other areas of strength were in telecommunications services and biotechnology. On the other hand, weakness in retail and apparel hurt overall results. Between March and May of 2000, performance dropped off sharply, reflecting a steep correction in domestic stock market valuations, particularly in the technology, communications, and biotechnology areas. For the year as a whole, the small-capitalization category performed roughly in line with the S&P 600 SmallCap Index.

INTERNATIONAL STOCKS

EUROPE - In 2000, the Fund has benefited from its overweighted position in European equities. This is in spite of a weaker euro compared to the U.S. dollar. Within Europe, the Fund has benefited from good stock selection and an overweighted position in energy and heath care. Consumer staples and financials have also performed well, while metal and mining stocks have performed poorly.

CANADA - The Canadian equity market has rebounded strongly this year, and the Fund has consequently benefited from its overweighted position. Energy stocks have been particularly strong as a result of higher oil and natural gas prices. Technology and financial stocks have also positively contributed to performance.

JAPAN - Our overweighted position in the technology sector worked well in 1999. Despite the recent turmoil in the technology stocks, our holdings in that sector were the primary reason for our outperformance of the market over the last 12 months. Our underweighted position in bank stocks and other old economy stocks has turned out to be positive. We believe that corporate restructuring is intact and the earnings outlook continues to be favorable. However, we are still skeptical about the Japanese government's commitment to a tighter fiscal policy and deregulation. We will remain underweighted in this area until we see more progress.

EMERGING MARKETS - Most emerging markets started 2000 on a strong upswing only to be caught in the negative sentiment that gripped equity markets beginning in March. Economic growth in most Asian emerging markets continues to rebound from the lows of the regional crisis. Latin American markets have also rebounded on the back of strong exports as well as improving domestic economies. The South African economy, while suffering from currency and interest pressure, continues to grow while economic performance in Eastern European and Middle Eastern countries is mixed. We believe that improving domestic demand, coupled with the potential for falling interest rates, provides a favorable backdrop for emerging markets over the next 12 months.

BONDS

The economy is still performing much stronger than anticipated, but the fear is that inflation will rise as a consequence. In an effort to slow the economy, the Fed has raised overnight rates six times in the past year. At the same time, investors are demanding higher yields on non-Treasury securities because they are concerned that more interest rate increases by the Fed could halt the record economic expansion. Based on our assessment of where the value is in the marketplace, we have favored investments in higher-yielding instruments such as corporate bonds and mortgage- and asset-backed securities. Over the past year, the bond portion of the Fund has outperformed the Lipper average for its peer group.

Within the Fund's bond portion, the best performing holdings as a sector were one type of collateral mortgage obligations (CMOs). The type of CMO we own is defensive in nature and has the potential to outperform most other debt securities in a rising-interest-rate environment. Another good performer was Glenborough Property. Kmart, MacSaver Financial, Finova, and Waste Management have underperformed over the past year. We continue to hold these bonds because they are turning around their operations and have a potentially good outlook.

Looking to the future, we feel that the economy will slow to a manageable pace, which may result in corporate bonds and mortgage- and asset-backed securities increasing in relative value. Our continued emphasis is on finding securities that represent good risk/reward characteristics.


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

REFER TO THE BOTTOM OF PAGE 4 FOR THE LIPPER AVERAGE AND S&P 500 INDEX DEFINITIONS.

THE  S&P  SMALLCAP  600  INDEX  IS  AN  UNMANAGED  MARKET-VALUE  WEIGHTED  INDEX
CONSISTING OF 600 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P SMALLCAP 600 INDEX.




 -----------------------------------      ---------------------------------
          Top 10 Industries                        Top 10 Industries
          (% of Net Assets)                        (% of Net Assets)
 -----------------------------------      ---------------------------------
  Drugs                          5.4       General Electric Co.         2.5
  Banks-Major Regional           4.8       Intel Corp.                  2.0
  Communications Equipment       4.7       Lucent Technologies, Inc.    1.9
  Financial - Diversified        4.5       Exxon Mobil Corp.            1.6
  Electronics - Semiconductor    4.2       Microsoft Corp.              1.5
  Computer Software & Service    4.1       Pfizer, Inc.                 1.3
  Telephones                     4.1       Cisco Systems, Inc.          1.2
  Computer - Hardware            3.5       Citigroup, Inc.              1.1
  Electrical Equipment           3.3       Coca-Cola Co.                1.1
  Oil-International Integrated   3.3       Oracle Corp.                 1.1
 -----------------------------------      ---------------------------------



                               ASSET ALLOCATION

A pie chart is shown here depicting the Asset Allocation as of May 31, 2000 of the USAA Growth Strategy Fund to be:

Large-Cap Stocks - 56.3%; Bonds - 19.1%; International Securities - 15.9%; Small-Cap Stocks - 7.1%; and Money Market Instruments - 1.1%.

PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY OR MAY NOT EQUAL 100%.



SEE PAGE 11 FOR A COMPLETE LISTING OF THE PORTFOLIO OF INVESTMENTS.

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.









DISTRIBUTIONS TO SHAREHOLDERS


The following per share information describes the federal tax treatment of distributions made during the fiscal year ended May 31, 2000. These figures are provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Distributions for the calendar year will be reported to you on Form 1099-DIV in January 2001.


                     Ordinary income *              $ .48
                     Long-term capital gains          .95
                                                    ------
                        Total                       $1.43
                                                    ======

17.9% of ordinary income distributions qualify for deduction by corporations.


* INCLUDES DISTRIBUTION OF SHORT-TERM CAPITAL GAINS, IF ANY, WHICH ARE TAXABLE AS ORDINARY INCOME.









INDEPENDENT AUDITORS' REPORT



KPMG



The Shareholders and Board of Trustees

USAA GROWTH STRATEGY FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Growth Strategy Fund, a series of the USAA Investment Trust, as of May 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights, presented in note 8 to the financial statements, for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Growth Strategy Fund as of May 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                         KPMG LLP

San Antonio, Texas
July 7, 2000









USAA GROWTH STRATEGY FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2000

                                                                      MARKET
 NUMBER                                                                VALUE
OF SHARES                     SECURITY                                 (000)
-----------------------------------------------------------------------------

                      INTERNATIONAL SECURITIES (15.9%)
                        INTERNATIONAL STOCKS (15.9%)

            ARGENTINA (0.0%)(a)
   71,000   PC Holdings S.A.                                         $    112
-----------------------------------------------------------------------------
            AUSTRALIA (0.0%)(a)
  102,300   Pasminco Ltd. *                                                53
-----------------------------------------------------------------------------
            AUSTRIA (0.2%)
    4,600   Bank Austria AG                                               218
    5,707   Boehler Uddeholm AG                                           223
    2,000   VA Technologie AG                                             110
    5,100   Vienna Airport (Flughafen Wien)                               171
-----------------------------------------------------------------------------
                                                                          722
-----------------------------------------------------------------------------
            BRAZIL (0.1%)
    4,600   Companhia Brasileira de Distribuicao Grupo Pao de
             Acucar ADR                                                   138
    2,900   Companhia Cerveja Ria Brahma                                   42
  503,000   Petroleo Brasileiro S.A. (Preferred)                          115
    4,200   Uniao de Bancos Brasileiros S.A. (Unibanco) GDR               102
-----------------------------------------------------------------------------
                                                                          397
-----------------------------------------------------------------------------
            CANADA (1.4%)
   22,400   Anderson Exploration Ltd. *                                   413
    7,300   C-MAC Industries, Inc. *                                      279
    7,700   Canadian Imperial Bank of Commerce                            207
   20,000   Canadian National Railway Co.                                 536
   18,400   Canadian Occidental Petroleum Ltd.                            457
   14,700   Manulife Financial Corp.                                      259
   20,400   Nortel Networks Corp.                                       1,108
   23,900   Sun Life Financial Services                                   377
   24,800   Suncor Energy, Inc.                                           569
   11,900   Toronto-Dominion Bank                                         298
-----------------------------------------------------------------------------
                                                                        4,503
-----------------------------------------------------------------------------
            CHINA (0.1%)
   20,000   China Telecom Ltd. *                                          149
  209,000   Cosco Pacific Ltd.                                            156
-----------------------------------------------------------------------------
                                                                          305
-----------------------------------------------------------------------------
            DENMARK (0.4%)
   71,142   Nordic Baltic Holding *                                       458
   15,300   SAS Danmark A/S                                               137
    9,700   Tele Danmark A/S "B"                                          685
-----------------------------------------------------------------------------
                                                                        1,280
-----------------------------------------------------------------------------
            EGYPT (0.0%)(a)
    1,800   Suez Cement Co. S.A.E. GDR                                     20
-----------------------------------------------------------------------------
            FINLAND (0.9%)
   20,426   Metso OYJ                                                     267
   38,000   Nokia Corp. ADR                                             1,976
    7,250   Perlos Corp.                                                  260
    9,000   Sampo Insurance Co. "A"                                       378
-----------------------------------------------------------------------------
                                                                        2,881
-----------------------------------------------------------------------------
            FRANCE (1.2%)
    6,500   Accor S.A.                                                    263
    8,651   Aventis S.A.                                                  563
    8,403   CNP Assurances                                                273
   10,600   Coflexip ADR                                                  617
    3,600   Eramet Group                                                  170
    2,600   ISIS S.A.                                                     164
    5,400   Renault S.A.                                                  254
    6,600   Rhodia S.A.                                                   110
   13,507   Total Fina S.A.                                             1,066
    3,800   Valeo S.A.                                                    193
-----------------------------------------------------------------------------
                                                                        3,673
-----------------------------------------------------------------------------
            GERMANY (0.5%)
   11,900   Continental AG                                                220
   10,900   Merck KGaA                                                    338
      760   SAP AG                                                        316
   12,740   Veba AG                                                       644
-----------------------------------------------------------------------------
                                                                        1,518
-----------------------------------------------------------------------------
            GREECE (0.1%)
    4,500   Hellenic Telecommunications Organization S.A. (OTE)           111
    8,778   National Bk Greece S.A. GDR *                                  80
-----------------------------------------------------------------------------
                                                                          191
-----------------------------------------------------------------------------
            HONG KONG (0.1%)
   20,000   HSBC Holdings                                                 221
    8,800   Hutchison Whampoa Ltd.                                        101
   83,000   Legend Hldg.                                                   84
-----------------------------------------------------------------------------
                                                                          406
-----------------------------------------------------------------------------
            HUNGARY (0.0%)(a)
    2,600   Magyar Tavkozlesi RT. (MATAV) ADR                              89
-----------------------------------------------------------------------------
            INDIA (0.0%)(a)
    5,800   Videsh Sanchar Nigam Ltd. GDR                                  90
-----------------------------------------------------------------------------
            ISRAEL (0.1%)
   12,097   Bank Hapoalim Ltd.                                             35
    5,100   Blue Square Ltd. ADR                                           50
      500   Check Point Software Technologies Ltd. *                       94
      200   Teva Pharmaceutical Industries Ltd. ADR                        11
-----------------------------------------------------------------------------
                                                                          190
-----------------------------------------------------------------------------
            ITALY (0.7%)
    9,400   ENI S.p.A. ADR                                                511
    4,900   Gucci Group N.V.                                              420
  103,100   Italgas S.p.A.                                                422
   19,000   Telecom Italia S.p.A.                                         262
   89,300   Telecom Italia S.p.A. Savings                                 554
-----------------------------------------------------------------------------
                                                                        2,169
-----------------------------------------------------------------------------
            JAPAN (2.5%)
    4,700   Asatsu DK                                                     153
   16,000   Daibiru Corp.                                                 133
       48   DDI Corp.                                                     490
   12,000   Fujitsu Ltd.                                                  340
    7,000   Honda Motor Co. Ltd.                                          231
    5,000   Ito-Yokado Co. Ltd.                                           297
   34,000   Kikkoman Corp.                                                238
    8,000   Kirin Brewery Co. Ltd.                                         97
    3,000   Murata Manufacturing Co. Ltd.                                 518
   43,000   Nikko Securities Co. Ltd.                                     398
  130,000   Nippon Steel Corp.                                            285
       38   Nippon Telegraph & Telephone Corp. (NTT)                      452
       40   Nippon Television Network                                      27
        9   NTT Mobile Communication Network, Inc.                        232
    6,500   Paris Miki, Inc.                                              431
    3,000   Pasona Softbank, Inc.                                          72
    2,500   Ryohin Keikaku Co.                                            364
   11,000   Sailor Pen Co. Ltd.                                           193
    5,550   Sanix, Inc. *                                                 310
    7,200   Sony Corp. *                                                  652
   40,000   Sumitomo Corp.                                                371
    8,000   Sumitomo Electric Industries, Ltd.                            117
    6,000   Takeda Chemical Industries                                    409
   55,000   Toshiba Corp.                                                 531
      500   Toys R Us *                                                    80
       49   West Japan Railway                                            207
    6,800   Zenrin Co.                                                    207
-----------------------------------------------------------------------------
                                                                        7,835
-----------------------------------------------------------------------------
            KOREA (0.2%)
   13,000   Korea Electric Power Corp. ADS                                203
    2,825   Korea Telecom Corp. ADR                                       105
    6,800   Samsung Corp.                                                  55
      804   Samsung Electronics Co. Ltd.                                  219
   13,000   Shinhan Bank                                                   97
-----------------------------------------------------------------------------
                                                                          679
-----------------------------------------------------------------------------
            MALAYSIA (0.1%)
   23,700   Malayan Bank Berhad                                           101
    8,700   Malaysian Pacific                                              98
   45,000   Technology Resources Industries Bhd                            54
-----------------------------------------------------------------------------
                                                                          253
-----------------------------------------------------------------------------
            MEXICO (0.2%)
   10,400   Coca Cola Femsa S.A. ADR                                      158
    3,500   Fomento Economico Mexicano, S.A. de C.V. ADR                  133
    3,000   Telefonos de Mexico, S.A. de C.V. ADR                         146
    7,900   Tubos de Acero de Mexico, S.A. ADR                            107
-----------------------------------------------------------------------------
                                                                          544
-----------------------------------------------------------------------------
            NETHERLANDS (1.6%)
   16,500   Akzo Nobel N.V.                                               630
    4,940   EVC International N.V. *                                       48
   10,200   Fortis NL N.V.                                                268
    4,500   Getronics N.V.                                                 75
   12,300   ING Group N.V.                                                736
    8,200   Koninklijke KPN N.V.                                          740
   27,812   Koninklijke Philips Electronics N.V. ADR                    1,229
   15,200   Oce-van der Grinten N.V.                                      216
   10,100   Versatel Telecom *                                            365
    8,600   VNU N.V.                                                      439
   14,700   Vopak Kon                                                     336
-----------------------------------------------------------------------------
                                                                        5,082
-----------------------------------------------------------------------------
            NORWAY (0.4%)
  158,700   Christiania Bank og Kreditkasse                               818
    7,300   Schibsted ASA                                                 142
   49,300   Storebrand ASA                                                318
-----------------------------------------------------------------------------
                                                                        1,278
-----------------------------------------------------------------------------
            PORTUGAL (0.4%)
   20,800   Banco Pinto & Sotto Mayor S.A.                                470
   28,000   Brisa-Auto Estrada de Portugal S.A.                           205
   49,500   Portugal Telecom S.A. ADR                                     538
-----------------------------------------------------------------------------
                                                                        1,213
-----------------------------------------------------------------------------
            RUSSIA (0.0%)(a)
    2,200   Lukoil ADR                                                    122
-----------------------------------------------------------------------------
            SINGAPORE (0.1%)
   16,700   Natsteel Electronics                                           49
   16,000   Singapore Airlines                                            140
-----------------------------------------------------------------------------
                                                                          189
-----------------------------------------------------------------------------
            SOUTH AFRICA (0.0%)(a)
   79,200   Firstrand Ltd.                                                 83
    9,492   South African Breweries plc                                    58
-----------------------------------------------------------------------------
                                                                          141
-----------------------------------------------------------------------------
            SPAIN (0.7%)
   22,572   Altadis S.A.                                                  331
   36,353   Banco Bilbao Vizcaya Argentaria                               509
   17,750   Repsol S.A.                                                   378
   13,979   Telefonica de Espana S.A. ADR *                               851
-----------------------------------------------------------------------------
                                                                        2,069
-----------------------------------------------------------------------------
            SWEDEN (0.8%)
   18,320   Autoliv, Inc. GDR                                             505
   31,600   Ericsson L M Tel Co. ADR                                      648
  117,606   Nordic Baltic Holding *                                       768
   21,360   Skandinaviska Enskilda Banken "A"                             233
   80,100   Swedish Match AB                                              249
   80,100   Swedish Match Redemption Rights                                 4
-----------------------------------------------------------------------------
                                                                        2,407
-----------------------------------------------------------------------------
            SWITZERLAND (0.4%)
      380   Novartis AG                                                   560
      910   Selecta Group AG                                              261
      439   Sulzer AG P.C. *                                              296
      800   Swisscom AG                                                   281
-----------------------------------------------------------------------------
                                                                        1,398
-----------------------------------------------------------------------------
            TAIWAN (0.1%)
   49,082   Compal Electronics, Inc.                                      117
   40,960   Taiwan Semiconductor Manufacturing Co.                        209
   27,000   Winbond Electronic                                             81
-----------------------------------------------------------------------------
                                                                          407
-----------------------------------------------------------------------------
            TURKEY (0.1%)
3,000,000   Eregli Demir Ve Celik Fabrikalari T.A.S. *                    139
7,027,769   Yapi Ve Kredi Bankasi A.S.                                     87
-----------------------------------------------------------------------------
                                                                          226
-----------------------------------------------------------------------------
            UNITED KINGDOM (2.5%)
   12,200   AstraZeneca Group plc                                         515
   37,800   Bank of Scotland                                              356
  115,800   Billiton plc                                                  393
   13,000   BOC Group plc                                                 183
      250   Bookham Technology *                                           12
   29,900   Cable & Wireless plc                                          499
   85,800   Cadbury Schweppes                                             572
   36,958   Celltech Group                                                538
   28,600   CGU plc                                                       435
  201,000   Cookson Group plc                                             650
  125,900   Corporate Services Group plc *                                169
    4,700   Glaxo Wellcome plc ADR                                        265
   22,200   Laporte plc *                                                 178
  355,200   Laporte, new ordinary "B" *                                     4
   76,600   Old Mutual plc                                                161
   18,700   Powergen plc                                                  123
   50,000   Reckitt & Colman                                              549
   36,360   Reuters Group plc                                             542
   27,416   Royal Bank Scot Group                                         451
   42,500   Safeway plc                                                   156
  123,300   Tomkins plc                                                   353
   50,541   WPP Group plc                                                 615
-----------------------------------------------------------------------------
                                                                        7,719
-----------------------------------------------------------------------------
            Total International Stocks (cost: $38,268)                 50,161
-----------------------------------------------------------------------------

PRINCIPAL                                                             MARKET
 AMOUNT                                           COUPON               VALUE
 (000)               SECURITY                      RATE   MATURITY     (000)
-----------------------------------------------------------------------------

                         INTERNATIONAL BOND (0.0%)(a)

            JAPAN (0.0%)(a)
      $60   MBL International Finance (Bermuda)
              Trust, Convertible Notes
              (cost: $62)                         3.00%  11/30/2002   $    63
-----------------------------------------------------------------------------
            Total International Securities (cost: $38,330)             50,224
-----------------------------------------------------------------------------



 NUMBER
OF SHARES
----------

                         SMALL-CAP STOCKS (7.1%)

            AEROSPACE/DEFENSE (0.2%)
   10,000   AAR Corp.                                                     139
   10,000   HEICO Corp. "A"                                               130
   15,000   Triumph Group, Inc. *                                         420
-----------------------------------------------------------------------------
                                                                          689
-----------------------------------------------------------------------------
            AIR FREIGHT (0.2%)
   20,000   Egl, Inc. *                                                   481
-----------------------------------------------------------------------------
            AIRLINES (0.2%)
    5,000   Atlantic Coast Airlines, Inc. *                               152
   25,000   Midwest Express Holdings, Inc. *                              520
-----------------------------------------------------------------------------
                                                                          672
-----------------------------------------------------------------------------
            BANKS - MAJOR REGIONAL (0.1%)
   10,000   Hamilton Bancorp, Inc. *                                      173
-----------------------------------------------------------------------------
            BEVERAGES - ALCOHOLIC (0.2%)
   10,000   Beringer Wine Estates Holdings, Inc. "B" *                    380
   10,000   Robert Mondavi Corp. "A" *                                    314
-----------------------------------------------------------------------------
                                                                          694
-----------------------------------------------------------------------------
            BIOTECHNOLOGY (0.4%)
      100   Aclara Biosciences, Inc. *                                      3
      300   Diversa Corp. *                                                 7
    5,000   Inhale Therapeutic Systems, Inc. *                            364
      700   Luminex Corp. *                                                21
    1,700   Maxygen, Inc. *                                                70
      800   Sequenom, Inc. *                                               16
   10,000   Techne Corp. *                                                799
    2,000   Transkaryotic Therapies, Inc. *                                50
-----------------------------------------------------------------------------
                                                                        1,330
----------------------------------------------------------------------------
            BROADCASTING - RADIO & TV (0.2%)
    7,200   Entercom Communications Corp. *                               328
      900   Radio Unica Communications *                                    6
    3,500   Salem Communications Corp. "A" *                               35
    1,600   Spanish Broadcasting Systems, Inc. "A" *                       27
    3,800   Wink Communications, Inc. *                                    82
-----------------------------------------------------------------------------
                                                                          478
-----------------------------------------------------------------------------
            CHEMICALS (0.0%)(a)
    2,300   Symyx Technologies *                                           67
-----------------------------------------------------------------------------
            COMMUNICATION EQUIPMENT (0.7%)
      400   Airnet Communications Corp. *                                   6
   10,195   Digital Microwave Corp. *                                     285
    4,500   Ditech Communications Corp. *                                 369
      900   Efficient Networks, Inc. *                                     44
      300   Gadzoox Networks, Inc. *                                        8
    9,000   Harmonic, Inc. *                                              402
    2,700   MCK Communications, Inc. *                                     63
    2,400   Metawave Communications Corp. *                                72
    4,000   Netro Corp. *                                                 119
      100   New Focus, Inc. *                                               6
    1,200   Next Level Communications, Inc. *                              61
    2,800   Paradyne Networks, Inc. *                                      79
    1,500   PC Telephone, Inc. *                                           40
      300   Sonus Networks, Inc. *                                         22
      300   Telaxis Communications Corp. *                                  8
   10,400   Terayon Communication Systems, Inc. *                         577
      100   Utstarcom, Inc. *                                               4
    1,100   Vyyo, Inc. *                                                   16
-----------------------------------------------------------------------------
                                                                        2,181
-----------------------------------------------------------------------------
            COMPUTER - HARDWARE (0.2%)
    9,900   Sandisk Corp. *                                               575
-----------------------------------------------------------------------------
            COMPUTER - NETWORKING (0.0%)(a)
      600   Alteon Websystems, Inc. *                                      30
    1,200   Finisar Corp. *                                                27
      600   JNI Corp. *                                                    16
-----------------------------------------------------------------------------
                                                                           73
-----------------------------------------------------------------------------
            COMPUTER SOFTWARE & SERVICE (0.2%)
    1,800   Active Software, Inc. *                                        65
    2,600   Bluestone Software, Inc. *                                     49
    3,900   Digital Island, Inc. *                                         72
    3,200   HNC Software, Inc. *                                          131
    2,000   InterTrust Technologies Corp. *                                35
    3,800   Liberate Technologies, Inc. *                                  89
      400   Nuance Communications *                                        16
      400   Numerical Technologies, Inc. *                                 17
      200   Otg Software, Inc. *                                            4
    1,400   Primus Knowledge Solutions, Inc. *                             35
    4,100   Scientific Learning Corp. *                                    70
    1,300   Sequoia Software Corp. *                                        9
      400   Ulticom, Inc. *                                                10
-----------------------------------------------------------------------------
                                                                          602
-----------------------------------------------------------------------------
            DRUGS (0.3%)
   22,012   Jones Pharma, Inc.                                            802
-----------------------------------------------------------------------------
            ELECTRICAL EQUIPMENT (0.0%)(a)
    4,500   Ddi Corp. *                                                    60
    5,900   Viasystems Group, Inc. *                                       60
-----------------------------------------------------------------------------
                                                                          120
-----------------------------------------------------------------------------
            ELECTRONICS - INSTRUMENTATION (0.0%)(a)
      800   Cabot Microelectronics Corp. *                                 26
-----------------------------------------------------------------------------
            ELECTRONICS - SEMICONDUCTORS (0.7%)
      600   Centillium Communications, Inc. *                              20
    1,100   Exar Corp. *                                                   76
    1,000   Insilicon, Inc. *                                               7
      800   Intersil Holding Corp. *                                       31
    8,000   MMC Networks, Inc. *                                          261
      600   Quantum Effect Devices, Inc. *                                 24
      900   Silicon Image, Inc. *                                          33
      100   Silicon Laboratories, Inc. *                                    5
   15,000   TranSwitch Corp. *                                            939
    9,000   Triquint Semiconductor, Inc. *                                849
    1,600   Virata Corp. *                                                 66
-----------------------------------------------------------------------------
                                                                        2,311
-----------------------------------------------------------------------------
            ENGINEERING & CONSTRUCTION (0.1%)
    7,500   Quanta Services, Inc. *                                       367
-----------------------------------------------------------------------------
            EQUIPMENT - SEMICONDUCTORS (0.2%)
    9,900   Cymer, Inc. *                                                 313
    6,600   PRI Automation, Inc. *                                        339
      600   Stanford Microdevices, Inc. *                                  11
-----------------------------------------------------------------------------
                                                                          663
-----------------------------------------------------------------------------
            FINANCE - CONSUMER (0.3%)
   41,750   NCO Group, Inc. *                                             997
-----------------------------------------------------------------------------
            FOODS (0.1%)
    5,000   American Italian Pasta Co. "A" *                              123
    2,000   Suiza Foods Corp. *                                            90
-----------------------------------------------------------------------------
                                                                          213
-----------------------------------------------------------------------------
            HEALTH CARE - DIVERSIFIED (0.1%)
    3,750   Accredo Health, Inc. *                                         90
    5,000   Professional Detailing, Inc. *                                134
-----------------------------------------------------------------------------
                                                                          224
-----------------------------------------------------------------------------
            HEALTH CARE - SPECIALIZED SERVICES (0.2%)
    6,600   Advance Paradigm, Inc. *                                      102
      200   Ebenx, Inc. *                                                   3
    3,000   Priority Healthcare Corp. "B" *                               153
   20,000   Renal Care Group, Inc. *                                      478
-----------------------------------------------------------------------------
                                                                          736
-----------------------------------------------------------------------------
            HOSPITALS (0.1%)
   10,000   Province Healthcare Co. *                                     281
-----------------------------------------------------------------------------
            HOUSEWARES (0.0%)(a)
    6,900   Yankee Candle Co., Inc. *                                     146
-----------------------------------------------------------------------------
            INTERNET SERVICES (0.3%)
    1,200   Be Free, Inc. *                                                11
    3,500   CAIS Internet, Inc. *                                          49
    2,200   Cysive, Inc. *                                                 56
    4,800   Entrust Technologies, Inc. *                                  234
    1,700   Gric Communications, Inc. *                                    18
      400   High Speed Access Corp. *                                       2
      800   I3 Mobile, Inc. *                                               6
    2,300   Ibeam Broadcasting Corp. *                                     29
    3,200   Interliant, Inc. *                                             52
    1,400   Internap Network Services Corp. *                              40
    3,902   Internet Pictures Corp. *                                      39
      400   Loudeye Technologies, Inc. *                                    6
    4,473   MedicaLogic, Inc. *                                            35
    1,500   National Information Consortium, Inc. *                        22
    1,000   Neoforma.com, Inc. *                                            7
    7,700   Promotions.com, Inc. *                                         44
    3,600   Purchasepro.com, Inc. *                                        77
      600   Register.Com, Inc. *                                           23
      900   Retek, Inc. *                                                  19
      100   Selectica, Inc. *                                               5
    6,400   Tumbleweed Communications Corp. *                             222
      700   Valueclick, Inc. *                                              6
      100   Versata, Inc. *                                                 2
    6,900   Viador, Inc. *                                                 76
-----------------------------------------------------------------------------
                                                                        1,080
-----------------------------------------------------------------------------
            MEDICAL PRODUCTS & SUPPLIES (0.1%)
    2,700   Caliper Technologies Corp. *                                  111
    3,000   Henry Schein, Inc. *                                           53
      900   Sciquest.com, Inc. *                                            7
-----------------------------------------------------------------------------
                                                                          171
-----------------------------------------------------------------------------
            OIL & GAS - DRILLING/EQUIPMENT (0.2%)
   10,000   Carbo Ceramics, Inc. *                                        312
    5,000   Dril-Quip, Inc. *                                             216
    5,000   Varco International, Inc. *                                   109
-----------------------------------------------------------------------------
                                                                          637
-----------------------------------------------------------------------------
            RESTAURANTS (0.2%)
      400   Krispy Kreme Doughnuts, Inc. *                                 24
   10,000   P. F. Chang's China Bistro, Inc. *                            321
    5,600   Papa John's International, Inc. *                             140
-----------------------------------------------------------------------------
                                                                          485
-----------------------------------------------------------------------------
            RETAIL - DISCOUNTERS (0.1%)
    5,000   Dollar Tree Stores, Inc. *                                    297
-----------------------------------------------------------------------------
            RETAIL - FOOD (0.0%)(a)
   10,250   Wild Oats Markets, Inc. *                                      95
-----------------------------------------------------------------------------
            RETAIL - SPECIALTY (0.3%)
    6,666   99 Cents Only Stores *                                        240
   19,750   Cost Plus, Inc. *                                             576
    5,000   Tuesday Morning Corp. *                                        53
-----------------------------------------------------------------------------
                                                                          869
-----------------------------------------------------------------------------
            RETAIL - SPECIALTY APPAREL (0.0%)(a)
    1,300   Too, Inc. *                                                    33
-----------------------------------------------------------------------------
            SERVICES - COMMERCIAL & CONSUMER (0.1%)
    5,000   Barra, Inc. *                                                 220
-----------------------------------------------------------------------------
            SERVICES - DATA PROCESSING (0.2%)
   13,000   MedQuist, Inc. *                                              538
-----------------------------------------------------------------------------
            TELECOMMUNICATIONS - CELLULAR/WIRELESS (0.2%)
      700   Aether Systems, Inc. *                                         96
    2,300   Alamosa Pcs Holdings, Inc. *                                   35
    2,500   Dobson Communications Corp. *                                  60
      800   Nextel Partners, Inc. *                                        14
    4,800   Powertel, Inc. *                                              402
      600   Tritel, Inc. *                                                 14
      300   Triton PCS Holdings, Inc. "A" *                                12
    2,600   Us Unwired, Inc. *                                             28
-----------------------------------------------------------------------------
                                                                          661
-----------------------------------------------------------------------------
            TELECOMMUNICATIONS - LONG DISTANCE (0.2%)
    4,800   CapRock Communications Corp. *                                 96
    1,000   Impsat Corp. *                                                 11
    9,400   ITC DeltaCom, Inc. *                                          171
   18,300   Startec Global Communications Corp. *                         209
      300   Universal Access, Inc. *                                        5
      300   Z-Tel Technologies, Inc. *                                      4
-----------------------------------------------------------------------------
                                                                          496
-----------------------------------------------------------------------------
            TELEPHONES (0.3%)
   11,600   Adelphia Business Solutions *                                 258
    4,200   Allied Riser Communcations Corp. *                             46
      800   Choice One Communications, Inc. *                              19
    1,600   Cypress Communications, Inc. *                                 10
    1,300   Focal Communications Corp. *                                   35
      400   Net2000 Communication, Inc. *                                   5
    5,100   Network Access Solutions Corp. *                               53
   13,300   Northeast Optic Network, Inc. *                               455
    3,900   Pac-West Telecomm, Inc. *                                      57
    3,000   Winstar Communications, Inc. *                                 85
-----------------------------------------------------------------------------
                                                                        1,023
-----------------------------------------------------------------------------
            TEXTILES - APPAREL (0.1%)
   10,000   Columbia Sportswear Co. *                                     263
    9,400   Cutter & Buck, Inc. *                                          95
-----------------------------------------------------------------------------
                                                                          358
-----------------------------------------------------------------------------
            TRUCKERS (0.0%)(a)
    5,000   Forward Air Corp. *                                           159
-----------------------------------------------------------------------------
            WASTE MANAGEMENT (0.1%)
   10,000   Waste Connections, Inc. *                                     196
-----------------------------------------------------------------------------
            Total Small-cap Stocks (cost: $12,728)                     22,219
-----------------------------------------------------------------------------

                         LARGE-CAP STOCKS (56.3%)

            AEROSPACE/DEFENSE (0.4%)
   21,400   Boeing Co.                                                    836
   15,700   Lockheed Martin Corp.                                         385
-----------------------------------------------------------------------------
                                                                        1,221
-----------------------------------------------------------------------------
            AIR FREIGHT (0.4%)
   20,600   United Parcel Service "B"                                   1,233
-----------------------------------------------------------------------------
            AIRLINES (0.2%)
   30,200   Southwest Airlines Co.                                        579
-----------------------------------------------------------------------------
            ALUMINUM (0.3%)
   17,300   Alcoa, Inc.                                                 1,011
-----------------------------------------------------------------------------
            AUTOMOBILES (0.3%)
    9,300   Ford Motor Co.                                                451
    5,716   General Motors Corp.                                          404
-----------------------------------------------------------------------------
                                                                          855
-----------------------------------------------------------------------------
            BANKS - MAJOR REGIONAL (2.1%)
   16,500   Bank of New York Co., Inc.                                    774
   12,000   Bank One Corp.                                                397
    7,100   Fifth Third Bancorp                                           483
   12,500   Fleet Boston Financial Corp.                                  472
   11,300   Mellon Financial Corp.                                        436
   16,900   National City Corp.                                           338
   12,000   Northern Trust Corp.                                          790
    7,300   PNC Bank Corp.                                                368
    6,200   State Street Corp.                                            691
   40,200   Wells & Fargo Co.                                           1,819
-----------------------------------------------------------------------------
                                                                        6,568
-----------------------------------------------------------------------------
            BANKS - MONEY CENTER (1.0%)
   31,060   Bank of America Corp.                                       1,726
   11,300   First Union Corp.                                             398
    8,400   J. P. Morgan & Co., Inc.                                    1,081
-----------------------------------------------------------------------------
                                                                        3,205
-----------------------------------------------------------------------------
            BEVERAGES - ALCOHOLIC (0.3%)
   12,100   Anheuser-Busch Companies, Inc.                                938
-----------------------------------------------------------------------------
            BEVERAGES - NONALCOHOLIC (1.6%)
   64,100   Coca-Cola Co.                                               3,421
   40,000   PepsiCo, Inc.                                               1,628
-----------------------------------------------------------------------------
                                                                        5,049
-----------------------------------------------------------------------------
            BIOTECHNOLOGY (0.7%)
   20,000   Amgen, Inc. *                                               1,272
    3,000   Biogen, Inc. *                                                164
    4,000   Genetech, Inc. *                                              430
    5,200   Genzyme Corp. *                                               295
    1,000   Med Immune, Inc. *                                            155
-----------------------------------------------------------------------------
                                                                        2,316
-----------------------------------------------------------------------------
            BROADCASTING - RADIO & TV (0.1%)
    2,700   Clear Channel Communications, Inc. *                          202
    2,006   General Motors Corp. "H" *                                    198
-----------------------------------------------------------------------------
                                                                          400
-----------------------------------------------------------------------------
            CHEMICALS (0.9%)
    5,900   Dow Chemical Co.                                              632
   38,000   Du Pont (E. I.) De Nemours & Co.                            1,862
    9,900   Rohm & Haas Co.                                               338
-----------------------------------------------------------------------------
                                                                        2,832
-----------------------------------------------------------------------------
            COMMUNICATION EQUIPMENT (2.8%)
  101,700   Lucent Technologies, Inc.                                   5,835
   16,000   Motorola, Inc.                                              1,500
   25,000   Tellabs, Inc. *                                             1,624
-----------------------------------------------------------------------------
                                                                        8,959
-----------------------------------------------------------------------------
            COMPUTER - HARDWARE (3.2%)
   40,600   Compaq Computer Corp.                                       1,066
   23,100   Dell Computer Corp. *                                         996
    9,700   Gateway 2000, Inc. *                                          480
   21,500   Hewlett-Packard Co.                                         2,583
   28,700   IBM Corp.                                                   3,080
   25,100   Sun Microsystems, Inc. *                                    1,923
-----------------------------------------------------------------------------
                                                                       10,128
-----------------------------------------------------------------------------
            COMPUTER - NETWORKING (1.2%)
   64,900   Cisco Systems, Inc. *                                       3,695
-----------------------------------------------------------------------------
            COMPUTER - PERIPHERALS (0.5%)
   14,400   EMC Corp. *                                                 1,675
-----------------------------------------------------------------------------
            COMPUTER - SYSTEMS (0.2%)
   10,100   Electronic Data Systems Corp.                                 650
-----------------------------------------------------------------------------
            COMPUTER SOFTWARE & SERVICE (3.8%)
   40,000   America Online, Inc. *                                      2,120
    6,700   BMC Software, Inc. *                                          295
   22,400   Computer Associates International, Inc.                     1,153
   77,700   Microsoft Corp. *                                           4,861
   15,000   Novell, Inc. *                                                125
   46,900   Oracle Corp. *                                              3,371
-----------------------------------------------------------------------------
                                                                       11,925
-----------------------------------------------------------------------------
            DISTRIBUTIONS - FOOD/HEALTH (0.2%)
   15,600   Sysco Corp.                                                   654
-----------------------------------------------------------------------------
            DRUGS (4.1%)
   25,300   Eli Lilly & Co.                                             1,926
   18,900   Ivax Corp. *                                                  711
   42,200   Merck & Co., Inc.                                           3,149
    8,500   Mylan Laboratories, Inc.                                      228
   88,000   Pfizer, Inc.                                                3,922
   34,116   Pharmacia Corp.                                             1,772
   26,900   Schering-Plough Corp.                                       1,301
-----------------------------------------------------------------------------
                                                                       13,009
-----------------------------------------------------------------------------
            ELECTRICAL EQUIPMENT (2.8%)
  146,400   General Electric Co.                                        7,704
   21,100   Honeywell International, Inc.                               1,154
-----------------------------------------------------------------------------
                                                                        8,858
-----------------------------------------------------------------------------
            ELECTRONICS - SEMICONDUCTORS (3.0%)
    6,600   Advanced Micro Devices, Inc. *                                537
   49,200   Intel Corp.                                                 6,135
    4,200   Micron Technology, Inc. *                                     294
   32,800   Texas Instruments, Inc.                                     2,370
-----------------------------------------------------------------------------
                                                                        9,336
-----------------------------------------------------------------------------
            ENTERTAINMENT (1.2%)
   11,200   Time Warner, Inc.                                             884
   22,486   Viacom, Inc. *                                              1,394
   37,300   Walt Disney Co.                                             1,574
-----------------------------------------------------------------------------
                                                                        3,852
-----------------------------------------------------------------------------
            EQUIPMENT - SEMICONDUCTORS (0.3%)
   10,600   Applied Materials, Inc. *                                     885
-----------------------------------------------------------------------------
            FINANCE - CONSUMER (0.2%)
    8,400   Countrywide Credit Industries, Inc.                           258
    8,400   Household International, Inc.                                 395
-----------------------------------------------------------------------------
                                                                          653
-----------------------------------------------------------------------------
            FINANCE - DIVERSIFIED (3.1%)
   21,900   American Express Co.                                        1,178
    6,000   American General Corp.                                        384
   15,000   Associates First Capital Corp. "A"                            412
   57,500   Citigroup, Inc.                                             3,576
   24,900   Fannie Mae                                                  1,497
   10,900   Freddie Mac                                                   485
    5,100   MGIC Investment Corp.                                         253
   21,200   Morgan Stanley Dean Witter & Co.                            1,525
   10,100   SLM Holding Corp.                                             340
-----------------------------------------------------------------------------
                                                                        9,650
-----------------------------------------------------------------------------
            FOODS (1.0%)
    9,700   Bestfoods                                                     625
   16,900   ConAgra, Inc.                                                 390
    7,100   General Mills, Inc.                                           282
   17,400   H.J. Heinz Co.                                                682
    7,900   Hershey Foods Corp.                                           410
    7,500   Quaker Oats Co.                                               552
    9,200   Sara Lee Corp.                                                165
-----------------------------------------------------------------------------
                                                                        3,106
-----------------------------------------------------------------------------
            GAMING COMPANIES (0.0%)(a)
    3,900   Mirage Resorts, Inc. *                                         82
-----------------------------------------------------------------------------
            HEALTH CARE - DIVERSIFIED (2.9%)
   23,500   Abbott Laboratories                                           956
   51,500   American Home Products Corp.                                2,775
   44,900   Bristol-Myers Squibb Co.                                    2,472
   26,589   Johnson & Johnson, Inc.                                     2,380
    5,400   Warner-Lambert Co.                                            659
-----------------------------------------------------------------------------
                                                                        9,242
-----------------------------------------------------------------------------
            HEALTH CARE - HMOs (0.1%)
    5,400   Unitedhealth Group, Inc.                                      403
-----------------------------------------------------------------------------
            HOSPITALS (0.1%)
    6,300   Tenet Healthcare Corp. *                                      161
-----------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS (1.7%)
   22,800   Colgate-Palmolive Co.                                       1,200
   19,700   Kimberly-Clark Corp.                                        1,192
   45,900   Procter & Gamble Co.                                        3,052
-----------------------------------------------------------------------------
                                                                        5,444
-----------------------------------------------------------------------------
            HOUSEWARES (0.1%)
   10,100   Newell Rubbermaid, Inc.                                       265
-----------------------------------------------------------------------------
            INSURANCE BROKERS (0.3%)
    8,400   Marsh & McLennan Cos., Inc.                                   925
-----------------------------------------------------------------------------
            INSURANCE - LIFE/HEALTH (0.1%)
    4,200   Reliastar Financial Corp.                                     216
-----------------------------------------------------------------------------
            INSURANCE - MULTILINE COMPANIES (0.8%)
   22,900   American International Group, Inc.                          2,578
-----------------------------------------------------------------------------
            INTERNET SERVICES (0.1%)
    7,000   Amazon.com, Inc. *                                            338
-----------------------------------------------------------------------------
            INVESTMENT BANKS/BROKERAGE (0.7%)
   19,050   Charles Schwab Corp. *                                        548
   13,000   E-Trade Group, Inc. *                                         202
    2,400   Goldman Sachs Group, Inc.                                     177
    3,400   Lehman Brothers Holdings, Inc.                                262
   10,600   Merrill Lynch & Co., Inc.                                   1,045
-----------------------------------------------------------------------------
                                                                        2,234
-----------------------------------------------------------------------------
            INVESTMENT MANAGEMENT (0.5%)
   21,400   Franklin Resources, Inc.                                      642
   25,300   T. Rowe Price Associates, Inc.                                966
-----------------------------------------------------------------------------
                                                                        1,608
-----------------------------------------------------------------------------
            LEISURE TIME (0.0%)(a)
    3,700   Mattel, Inc.                                                   50
-----------------------------------------------------------------------------
            MACHINERY - DIVERSIFIED (0.2%)
   11,900   Caterpillar, Inc.                                             455
    4,700   Deere & Co.                                                   196
-----------------------------------------------------------------------------
                                                                          651
-----------------------------------------------------------------------------
            MANUFACTURING - DIVERSIFIED INDUSTRIES (1.1%)
    6,200   Illinois Tool Works, Inc.                                     360
   10,400   Minnesota Mining & Manufacturing Co.                          892
   29,700   Tyco International Ltd.                                     1,398
   12,700   United Technologies Corp.                                     767
-----------------------------------------------------------------------------
                                                                        3,417
-----------------------------------------------------------------------------
            MEDICAL PRODUCTS & SUPPLIES (0.4%)
    7,000   Guidant Corp. *                                               354
   16,900   Medtronic, Inc.                                               873
-----------------------------------------------------------------------------
                                                                        1,227
-----------------------------------------------------------------------------
            OIL - INTERNATIONAL INTEGRATED (2.6%)
   20,900   Chevron Corp.                                               1,932
   59,500   Exxon Mobil Corp.                                           4,957
   24,400   Texaco, Inc.                                                1,402
-----------------------------------------------------------------------------
                                                                        8,291
-----------------------------------------------------------------------------
            OIL & GAS - DRILLING/EQUIPMENT (0.5%)
   14,400   Baker Hughes, Inc.                                            522
   18,600   Halliburton Co.                                               949
    5,000   Transocean Sedco Forex Inc.                                   246
-----------------------------------------------------------------------------
                                                                        1,717
-----------------------------------------------------------------------------
            OIL & GAS - EXPLORATION & PRODUCTION (0.4%)
    6,600   Anadarko Petroleum Corp.                                      350
   12,500   Apache Corp.                                                  761
-----------------------------------------------------------------------------
                                                                        1,111
-----------------------------------------------------------------------------
            PAPER & FOREST PRODUCTS (0.3%)
   14,200   International Paper Co.                                       494
    9,400   Weyerhaeuser Co.                                              467
-----------------------------------------------------------------------------
                                                                          961
-----------------------------------------------------------------------------
            PERSONAL CARE (0.3%)
   28,900   Gillette Co.                                                  965
-----------------------------------------------------------------------------
            PHOTOGRAPHY - IMAGING (0.4%)
   42,400   Xerox Corp.                                                 1,150
-----------------------------------------------------------------------------
            PUBLISHING/NEWSPAPERS (0.2%)
    6,500   Gannett, Inc.                                                 421
    2,000   Tribune Co.                                                    77
-----------------------------------------------------------------------------
                                                                          498
-----------------------------------------------------------------------------
            RETAIL - BUILDING SUPPLIES (0.5%)
   31,500   Home Depot, Inc.                                            1,538
-----------------------------------------------------------------------------
            RETAIL - COMPUTERS & ELECTRONICS (0.2%)
    7,500   Best Buy Co., Inc. *                                          480
-----------------------------------------------------------------------------
            RETAIL - DEPARTMENT STORES (0.4%)
   12,000   Kohls Corp. *                                                 621
    7,600   Target Corp.                                                  476
-----------------------------------------------------------------------------
                                                                        1,097
-----------------------------------------------------------------------------
            RETAIL - FOOD (0.2%)
   14,600   Safeway, Inc. *                                               673
-----------------------------------------------------------------------------
            RETAIL - GENERAL MERCHANDISING (1.1%)
   57,500   Wal-Mart Stores, Inc.                                       3,313
-----------------------------------------------------------------------------
            RETAIL - SPECIALTY APPAREL (0.1%)
   13,100   Gap, Inc.                                                     459
-----------------------------------------------------------------------------
            SAVINGS & LOAN HOLDING CO. (0.1%)
   12,700   Washington Mutual, Inc.                                       365
-----------------------------------------------------------------------------
            SERVICES - DATA PROCESSING (0.2%)
   13,000   First Data Corp.                                              729
-----------------------------------------------------------------------------
            TELECOMMUNICATIONS - CELLULAR/WIRELESS (0.3%)
   16,300   AT&T Wireless Group *                                         466
    5,000   NEXTEL Communications, Inc. *                                 463
-----------------------------------------------------------------------------
                                                                          929
-----------------------------------------------------------------------------
            TELECOMMUNICATIONS - LONG DISTANCE (1.5%)
   42,200   AT&T Corp.                                                  1,464
   17,500   Global Crossing Ltd. *                                        438
   34,500   Qwest Communications International, Inc. *                  1,460
   37,800   Worldcom, Inc. *                                            1,422
-----------------------------------------------------------------------------
                                                                        4,784
-----------------------------------------------------------------------------
            TELEPHONES (2.0%)
   23,800   Bell Atlantic Corp.                                         1,258
   36,300   BellSouth Corp.                                             1,695
   22,500   GTE Corp.                                                   1,423
   42,200   SBC Communications, Inc.                                    1,844
-----------------------------------------------------------------------------
                                                                        6,220
-----------------------------------------------------------------------------
            TOBACCO (0.0%)(a)
    3,800   Philip Morris Cos., Inc.                                       99
-----------------------------------------------------------------------------
            Total Large-cap Stocks (cost: $147,908)                   177,462
-----------------------------------------------------------------------------


PRINCIPAL                                                            MARKET
 AMOUNT                                           COUPON              VALUE
 (000)                SECURITY                     RATE    MATURITY   (000)
----------------------------------------------------------------------------

                         BONDS (19.1%)

   $2,000     American Health Properties, Inc.     7.50%  1/15/2007  $ 1,748
      775     ARG Funding Corp., Series 1999-1,
               Class A3                            6.02   5/20/2005      741
    2,000     Capital One Financial Corp.          7.25  12/01/2003    1,928
    2,000     Corporacion Andina De Fomento
               (Venezuela)                         7.10   2/01/2003    1,926
    1,000     Empire District Electric Co.         7.70  11/15/2004      985
    1,000     Equity Operating L.P.                6.38   2/15/2002      974
    2,000     Federal Home Loan Mortgage Corp.,
               Series 2160 VC                      6.00   8/15/2013    1,727
    1,000     Federal National Mortgage Assn.      7.25   1/15/2010      985
    1,239     Federal National Mortgage Assn.,
               Series 1997-72 CA                   9.50   9/18/2023    1,285
    1,571     Federal National Mortgage Assn.,
               Series 1997-79 U                    9.00  11/18/2024    1,620
    1,364     Federal National Mortgage Assn.,
               Series 1998-7 H                     9.00   3/18/2025    1,416
    2,000     Federal National Mortgage Assn.,
               Series 1999-25 VB                   6.00   4/25/2016    1,708
    2,500     Finova Capital Corp.                 7.25  11/08/2004    2,108
    1,000     First Industrial L.P.                7.60   5/15/2007      918
    1,050     First Union Corp.                    6.82   8/01/2026    1,007
    2,000     FIRSTPLUS Home Loan Owner Trust,
               Series 1998-1, Class A-5            6.25  11/10/2016    1,964
    2,000     Ford Motor Credit Co.                7.38  10/28/2009    1,908
    2,000     Giddings & Lewis, Inc.               7.50  10/01/2005    1,927
    1,000     Government National Mortgage Assn.,
               Series 1999-14 VD                   6.00   3/20/2014      887
    1,000     Great Atlantic & Pacific Tea, Inc.   7.70   1/15/2004      933
    2,000     Heller Financial, Inc. (b)           7.38  11/01/2009    1,848
    1,000     Household Finance Corp.              8.00   5/09/2005      993
    2,000     HUBCO, Inc.                          8.20   9/15/2006    1,900
    2,000     Imperial Bank                        8.50   4/01/2009    1,837
    1,000     Kmart Corp.                          7.95   2/01/2023      815
    2,000     Limestone Electron Trust (b)         8.63   3/15/2003    1,999
    1,000     Litton Inds, Inc.                    8.00  10/15/2009      959
    2,000     MacSaver Financial Services, Inc.    7.40   2/15/2002    1,470
    1,000     MCI Communications Corp.             6.95   8/15/2006      957
    1,000     Merita Bank Ltd., (Finland)          6.50   1/15/2006      926
    1,000     Merrill Lynch & Co., Inc.            6.50   7/15/2018      822
    2,000     Osprey Trust, Osprey I, Inc. (b)     8.31   1/15/2003    1,990
    1,000     Phillips Petroleum Co.               8.50   5/25/2005    1,014
    1,000     Pulte Corp.                          7.00  12/15/2003      940
    1,000     Reckson Operating Partnership, L.P.  7.75   3/15/2009      909
    2,000     Safeway, Inc.                        7.50   9/15/2009    1,906
    1,000     Security Capital Pacific Trust       7.15  10/15/2003      956
    2,000     Sovereign Bancorp, Inc.             10.25   5/15/2004    1,980
    2,000     Supervalu, Inc.                      7.63   9/15/2004    1,951
    2,820     TriNet Corporate Realty Trust, Inc.  6.75   3/01/2013    2,545
    1,000     Washington Real Estate Investment
               Trust                               7.25   8/13/2006      925
    2,000     Waste Management, Inc.               6.38  12/01/2003    1,799
----------------------------------------------------------------------------
              Total Bonds (cost: $63,254)                             60,136
----------------------------------------------------------------------------

                    MONEY MARKET INSTRUMENT (1.1%)
    3,419     Federal Home Loan Bank, Discount Note,
                6.30, 6/01/2000 (cost: $3,419)                         3,419
----------------------------------------------------------------------------
            Total Investments (cost: $265,639)                      $313,460
============================================================================

                    PORTFOLIO SUMMARY BY INDUSTRY
                    -----------------------------

            Drugs                                   5.4%
            Banks - Major Regional                  4.8
            Communication Equipment                 4.7
            Finance - Diversified                   4.5
            Electronics - Semiconductors            4.2
            Computer Software & Service             4.1
            Telephones                              4.1
            Computer - Hardware                     3.5
            Oil - International Integrated          3.3
            Electrical Equipment                    3.3
            U.S. Government                         3.1
            Health Care - Diversified               3.0
            Real Estate Investment Trusts           2.9
            Banks - Money Center                    2.5
            Telecommunications - Long Distance      2.1
            Finance - Consumer                      2.1
            Household Products                      1.9
            Beverages - Nonalcoholic                1.8
            Insurance - Multiline Companies         1.5
            Manufacturing - Diversified Industries  1.5
            Natural Gas Utilities                   1.4
            Retail - General Merchandising          1.3
            Retail - Food                           1.3
            Entertainment                           1.2
            Retail - Specialty                      1.2
            Computer - Networking                   1.2
            Investment Banks/Brokerage              1.2
            Biotechnology                           1.2
            Foods                                   1.1
            Oil & GaS-Drilling/Equipment            1.0
            Other                                  23.1
                                                   ----
            Total                                  99.5%
                                                   ====









USAA GROWTH STRATEGY FUND
NOTES TO PORTFOLIO OF INVESTMENTS

MAY 31, 2000


GENERAL  NOTES

Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.

The large-cap stocks category consists of investments in common stocks of companies with market capitalizations of $1 billion or more at the time of purchase. Small-cap stocks have market capitalizations of less than $1 billion at the time of purchase.

ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

GDR - Global Depositary Receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.


SPECIFIC NOTES

(a) Represents less than 0.1% of net assets.

(b) Security is exempt from registration under the Securities Act of 1933 and has been determined to be liquid by the Fund's investment manager. Any resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by the Rule 144A.



* Non-income producing security.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA GROWTH STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

MAY 31, 2000


ASSETS
  Investments in securities, at market value
   (identified cost of $265,639)                                     $313,460
   Cash                                                                   157
   Cash denominated in foreign currencies (identified cost of $302)       310
   Receivables:
      Capital shares sold                                                 153
      Dividends and interest                                            1,332
      Securities sold                                                      75
                                                                     --------
         Total assets                                                 315,487
                                                                     --------


LIABILIITES
   Securities purchased                                                    93
   Capital shares redeemed                                                111
   USAA Investment Management Company                                     201
   USAA Transfer Agency Company                                            75
   Accounts payable and accrued expenses                                   96
   Dividends on capital shares                                              5
                                                                     --------
         Total liabilities                                                581
                                                                     --------
            Net assets applicable to capital shares outstanding      $314,906
                                                                     ========

REPRESENTED BY:

   Paid-in capital                                                   $252,986
   Accumulated undistributed net investment income                      1,540
   Accumulated net realized gain on investments                        12,557
   Net unrealized appreciation of investments                          47,821
   Net unrealized appreciation on foreign currency translations             2
                                                                     --------
            Net assets applicable to capital shares outstanding      $314,906
                                                                     ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                         20,200
                                                                     ========
   Net asset value, redemption price, and offering price per
      share                                                          $  15.59
                                                                     ========



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA GROWTH STRATEGY FUND
STATEMENT OF OPERATIONS
(IN THOUSANDS)

YEAR ENDED MAY 31, 2000


Net investment income:
   Income:
      Dividends (net of foreign taxes withheld of $139)               $ 2,251
      Interest                                                          4,463
                                                                      -------
         Total income                                                   6,714
                                                                      -------
   Expenses:
      Management fees                                                   2,204
      Transfer agent's fees                                               889
      Custodian's fees                                                    223
      Postage                                                             206
      Shareholder reporting fees                                           34
      Trustees' fees                                                        5
      Registration fees                                                    55
      Professional fees                                                    38
      Other                                                                 5
                                                                      -------
         Total expenses                                                 3,659
                                                                      -------
            Net investment income                                       3,055
                                                                      -------
Net realized and unrealized gain (loss) on investments and
 foreign currency:
   Net realized gain (loss) on:
      Investments                                                      21,931
      Foreign currency transactions                                      (25)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                      16,723
      Foreign currency translations                                         5
                                                                      -------
            Net realized and unrealized gain                           38,634
                                                                      -------
Increase in net assets resulting from operations                      $41,689
                                                                      =======




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA GROWTH STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

YEARS ENDED MAY 31,



                                                               2000           1999
                                                            -----------------------
From operations:
   Net investment income                                    $  3,055       $  2,065
   Net realized gain on investments                           21,931         13,096
   Net realized loss on foreign currency transactions            (25)           (16)
   Change in net unrealized appreciation/depreciation of:
      Investments                                             16,723          4,978
      Foreign currency translations                                5             24
                                                            -----------------------
      Increase in net assets resulting from operations        41,689         20,147
                                                            -----------------------
Distributions to shareholders from:
   Net investment income                                      (3,409)        (1,377)
                                                            -----------------------
  Net realized gains                                         (22,422)       (12,119)
                                                            -----------------------
From capital share transactions:
   Proceeds from shares sold                                  85,489         72,653
   Reinvested dividends                                       25,670         13,447
   Cost of shares redeemed                                   (70,864)       (83,410)
                                                            -----------------------
      Increase in net assets from
       capital share transactions                             40,295          2,690
                                                            -----------------------
Net increase in net assets                                    56,153          9,341
Net assets:
   Beginning of period                                       258,753        249,412
                                                            -----------------------
   End of period                                            $314,906       $258,753
                                                            =======================
Accumulated undistributed net investment income:
   End of period                                            $  1,540       $  1,919
                                                            =======================
Change in shares outstanding:
   Shares sold                                                 5,521          5,267
   Shares issued for dividends reinvested                      1,674            964
   Shares redeemed                                            (4,593)        (6,073)
                                                            -----------------------
      Increase in shares outstanding                           2,602            158
                                                            =======================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA GROWTH STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS

MAY 31, 2000


(1)  SUMMARY OF  SIGNIFICANT  ACCOUNTING  POLICIES

USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of 11 separate funds. The information presented in this annual report pertains only to the USAA Growth Strategy Fund (the Fund). The Fund's investment objective is to seek a high total return, with reduced risk over time, through an asset allocation strategy which emphasizes capital appreciation and gives secondary emphasis to income. Using preset target ranges, USAA Investment Management Company (the Manager) will invest the Fund's assets mostly in stocks (divided into the categories of large-cap, small-cap, and international) and to a lesser extent, bonds and money market instruments.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value.

4. Other debt and government securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgement, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type, indications as to values from dealers in securities, and general market conditions.

5. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Board of Trustees.

B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

D. FOREIGN CURRENCY TRANSLATIONS - The assets of the Fund may be invested in the securities of foreign issuers. Since the accounting records of the Fund are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

Net realized and unrealized foreign currency gains (losses) occurring during the holding period of investments are a component of realized gain (loss) on investments and unrealized appreciation/depreciation on investments, respectively.

Net realized foreign currency gains (losses) arise from sales of foreign currency, currency gains (losses) realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains (losses) are reclassified from accumulated net realized gain
(loss) to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income (loss) for tax purposes. Net unrealized foreign currency exchange gains (losses) arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

E. USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT

The Fund participates with other USAA funds in three joint short-term revolving loan agreements totaling $850 million, two with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($250 million committed and $500 million uncommitted), and one with Bank of America ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under both agreements with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the year ended May 31, 2000.

(3) DISTRIBUTIONS

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the period ended May 31, 2000, were $225,964,000 and $200,854,000, respectively.

Gross unrealized appreciation and depreciation of investments at May 31, 2000, were $63,469,000 and $15,648,000, respectively.

(5) FOREIGN CURRENCY CONTRACTS

A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund giving up the opportunity for potential profit.


At May 31, 2000, the terms of open foreign currency contracts were as follows (in thousands):



Foreign Currency Contracts to Buy:
------------------------------------------------------------------------------------
                             U.S. Dollar
Exchange    Contracts to     Value as of   In Exchange     Unrealized   Unrealized
  Date         Receive        5/31/00     for U.S. Dollar  Appreciaion  Depreciation
------------------------------------------------------------------------------------

06/02/00    7 Argentine Peso    $ 7            $ 7            $ -          $ -
------------------------------------------------------------------------------------
06/05/00   28 Argentine Peso     27             27              -            -
------------------------------------------------------------------------------------
06/05/00   16 Pound Sterling     24             24              -            -
------------------------------------------------------------------------------------
                                $58            $58            $ -          $ -
====================================================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - USAA Investment Management Company carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are computed at .75% of its annual average net assets.

B. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses.

C. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing, best-efforts basis. The Manager receives no commissions or fees for this service.

D. BROKERAGE SERVICES - USAA Brokerage Services, a discount brokerage service of the Manager, may execute portfolio transactions for the Fund. The amount of brokerage commissions paid to USAA Brokerage Services during the period ended May 31, 2000, was $3,000.

(7) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                    NINE-MONTH
                                                                   PERIOD ENDED
                                      YEAR ENDED MAY 31,              MAY 31,
                         -----------------------------------------------------
                           2000        1999        1998       1997      1996*
                         -----------------------------------------------------
Net asset value at
   beginning of period   $  14.70   $  14.30   $  13.10   $  12.74    $ 10.00
Net investment income         .15        .12        .13        .15        .11(b)
Net realized and
   unrealized gain           2.17       1.05       1.43        .77       2.66
Distributions from net
   investment income         (.19)      (.08)      (.13)      (.12)      (.03)
Distributions of realized
   capital gains            (1.24)      (.69)      (.23)      (.44)         -
                         -----------------------------------------------------
Net asset value at
   end of period         $  15.59   $  14.70   $  14.30   $  13.10    $ 12.74
                         =====================================================
Total return(%) **          16.17       8.46      12.12       7.73      27.76

Net assets at end of
   period (000)          $314,906   $258,753   $249,412   $193,921    $87,188
Ratio of expenses to
   average net assets(%)     1.24       1.28       1.25       1.31       1.66(a)
Ratio of net investment
   income to average net
   assets (%)                1.04        .84        .97       1.46       1.34(a)
Portfolio turnover (%)      71.54      41.65      69.42      62.50      40.21


 *  Fund commenced operations September 1, 1995.
** Assumes reinvestment of all dividend income and capital gain distributions during the period.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Calculated using weighted average shares.









TRUSTEES
Robert G. Davis, CHAIRMAN OF THE BOARD
Michael J.C. Roth, VICE CHAIRMAN OF THE BOARD
Barbara B. Dreeben
Robert L. Mason
David G. Peebles
Michael F. Reimherr
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT
USAA Shareholder Account Services
9800 Fredericksburg Road
San Antonio, Texas 78288

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts 02105

LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109

INDEPENDENT AUDITORS
KPMG LLP
112 East Pecan, Suite 2400
San Antonio, Texas 78205

TELEPHONE ASSISTANCE HOURS
Call toll free - Central Time
Monday - Friday 7:00 a.m. to 9:00 p.m.
Saturdays 8:30 a.m. to 5:00 p.m.
Sundays 11:30 a.m. to 8:00 p.m.

INTERNET ACCESS
USAA.COM(Service Mark)

FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
1-800-531-8181,  (in San Antonio) 456-7211
For account servicing,  exchanges, or redemptions
1-800-531-8448,  (in San Antonio) 456-7202

RECORDED MUTUAL FUND PRICE QUOTES
24-hour service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

MUTUAL FUND USAA TOUCHLINE(REGISTERED TRADEMARK) from touch-tone phones only)
For account balance, last transaction, fund prices, or to exchange or redeem fund shares
1-800-531-8777, (in San Antonio) 498-8777